Share-based compensation - Estimated fair value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 15, 2019
Share-based compensation
Fair value of the ordinary share on the date of option grant (US$)			$ 0.8218
Employee Stock Option
Share-based compensation
Exercise price (US$)	$ 0.01	$ 0.01
Exercise multiple		2.2
Contractual term (in years)	10 years	10 years
Expected forfeiture rate (post-vesting)	5.24%	5.24%
Minimum | Employee Stock Option
Share-based compensation
Fair value of the ordinary share on the date of option grant (US$)	$ 0.251	$ 0.488
Expected volatility	77.04%	84.47%
Risk-free interest rate (per annum)	3.90%	3.48%
Exercise multiple	2.2
Maximum | Employee Stock Option
Share-based compensation
Fair value of the ordinary share on the date of option grant (US$)	$ 0.315	$ 0.555
Expected volatility	77.62%	84.82%
Risk-free interest rate (per annum)	4.32%	3.84%
Exercise multiple	2.8